OPERATING LEASES AND COMMITMENT (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement [Line Items]
Operating lease liability	$ 391,459	$ 425,620	$ 147,036
Future payment amount	$ 409,279	454,092	$ 151,805
Average remaining years	1 year 8 months 16 days
January 1, 2019 [Member]
Statement [Line Items]
Average remaining years	1 year 8 months 15 days
Immaterial cumulative adjustment	$ 11,667	11,667
Discount rate description	Ranges from 5.00% to 7.03%
August, 2021 [Member]
Statement [Line Items]
Operating lease liability	$ 184,000
Operating lease assets and liability		$ 390,000
Lease expiry date	Jul. 31, 2023